Expense Example	Jan. 28, 2026 USD ($)
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 587
Expense Example, with Redemption, 3 Years	1,029
Expense Example, with Redemption, 5 Years	1,496
Expense Example, with Redemption, 10 Years	2,784
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Class A1 shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	601
Expense Example, with Redemption, 3 Years	1,072
Expense Example, with Redemption, 5 Years	1,569
Expense Example, with Redemption, 10 Years	2,931
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	904
Expense Example, with Redemption, 5 Years	1,538
Expense Example, with Redemption, 10 Years	3,242
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	679
Expense Example, with Redemption, 5 Years	1,164
Expense Example, with Redemption, 10 Years	2,503
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Class I1 shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	235
Expense Example, with Redemption, 3 Years	724
Expense Example, with Redemption, 5 Years	1,240
Expense Example, with Redemption, 10 Years	2,656
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Instl Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	195
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	1,037
Expense Example, with Redemption, 10 Years	2,243
Ocean Park Tactical Core Income Fund | Ocean Park Tactical Core Income Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	556
Expense Example, with Redemption, 3 Years	935
Expense Example, with Redemption, 5 Years	1,338
Expense Example, with Redemption, 10 Years	2,463
Ocean Park Tactical Core Income Fund | Ocean Park Tactical Core Income Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	764
Expense Example, with Redemption, 5 Years	1,306
Expense Example, with Redemption, 10 Years	2,786
Ocean Park Tactical Core Income Fund | Ocean Park Tactical Core Income Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	2,169
Ocean Park Tactical Core Income Fund | Ocean Park Tactical Core Income Fund Instl Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,735
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	552
Expense Example, with Redemption, 3 Years	943
Expense Example, with Redemption, 5 Years	1,359
Expense Example, with Redemption, 10 Years	2,516
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	817
Expense Example, with Redemption, 5 Years	1,401
Expense Example, with Redemption, 10 Years	2,986
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Class Special Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	485
Expense Example, with Redemption, 5 Years	840
Expense Example, with Redemption, 10 Years	1,841
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	633
Expense Example, with Redemption, 5 Years	1,094
Expense Example, with Redemption, 10 Years	2,371
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Instl Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	899
Expense Example, with Redemption, 10 Years	1,963
Ocean Park Tactical Bond Fund | Ocean Park Tactical Bond Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	557
Expense Example, with Redemption, 3 Years	938
Expense Example, with Redemption, 5 Years	1,343
Expense Example, with Redemption, 10 Years	2,473
Ocean Park Tactical Bond Fund | Ocean Park Tactical Bond Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	811
Expense Example, with Redemption, 5 Years	1,385
Expense Example, with Redemption, 10 Years	2,944
Ocean Park Tactical Bond Fund | Ocean Park Tactical Bond Fund Instl Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,911
Ocean Park Tactical Bond Fund | Ocean Park Tactical Bond Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	204
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	1,083
Expense Example, with Redemption, 10 Years	2,338
Ocean Park Tactical Risk Spectrum 30 Fund | Ocean Park Tactical Risk Spectrum 30 Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	572
Expense Example, with Redemption, 3 Years	987
Expense Example, with Redemption, 5 Years	1,426
Expense Example, with Redemption, 10 Years	2,644
Ocean Park Tactical Risk Spectrum 30 Fund | Ocean Park Tactical Risk Spectrum 30 Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	861
Expense Example, with Redemption, 5 Years	1,468
Expense Example, with Redemption, 10 Years	3,108
Ocean Park Tactical Risk Spectrum 30 Fund | Ocean Park Tactical Risk Spectrum 30 Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	681
Expense Example, with Redemption, 5 Years	1,169
Expense Example, with Redemption, 10 Years	2,513
Ocean Park Tactical Risk Spectrum 30 Fund | Ocean Park Tactical Risk Spectrum 30 Fund Instl Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	559
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	2,094
Ocean Park Tactical Risk Spectrum 50 Fund | Ocean Park Tactical Risk Spectrum 50 Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	567
Expense Example, with Redemption, 3 Years	961
Expense Example, with Redemption, 5 Years	1,380
Expense Example, with Redemption, 10 Years	2,547
Ocean Park Tactical Risk Spectrum 50 Fund | Ocean Park Tactical Risk Spectrum 50 Fund CLass C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	835
Expense Example, with Redemption, 5 Years	1,425
Expense Example, with Redemption, 10 Years	3,022
Ocean Park Tactical Risk Spectrum 50 Fund | Ocean Park Tactical Risk Spectrum 50 Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	214
Expense Example, with Redemption, 3 Years	657
Expense Example, with Redemption, 5 Years	1,126
Expense Example, with Redemption, 10 Years	2,422
Ocean Park Tactical Risk Spectrum 50 Fund | Ocean Park Tactical Risk Spectrum 50 Fund Instl Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,998
Ocean Park Tactical Risk Spectrum 70 Fund | Ocean Park Tactical Risk Spectrum 70 Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	560
Expense Example, with Redemption, 3 Years	973
Expense Example, with Redemption, 5 Years	1,411
Expense Example, with Redemption, 10 Years	2,625
Ocean Park Tactical Risk Spectrum 70 Fund | Ocean Park Tactical Risk Spectrum 70 Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	267
Expense Example, with Redemption, 3 Years	847
Expense Example, with Redemption, 5 Years	1,453
Expense Example, with Redemption, 10 Years	3,090
Ocean Park Tactical Risk Spectrum 70 Fund | Ocean Park Tactical Risk Spectrum 70 Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	207
Expense Example, with Redemption, 3 Years	667
Expense Example, with Redemption, 5 Years	1,153
Expense Example, with Redemption, 10 Years	2,493
Ocean Park Tactical Risk Spectrum 70 Fund | Ocean Park Tactical Risk Spectrum 70 Fund Instl Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	947
Expense Example, with Redemption, 10 Years	2,073
Ocean Park Tactical Core Growth Fund | Ocean Park Tactical Core Growth Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	891
Expense Example, with Redemption, 5 Years	1,638
Expense Example, with Redemption, 10 Years	3,609
Ocean Park Tactical Core Growth Fund | Ocean Park Tactical Core Growth Fund Instl Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	772
Expense Example, with Redemption, 5 Years	1,442
Expense Example, with Redemption, 10 Years	$ 3,237